Trade receivables (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 419	R$ 867
Current [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	404	729
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	10	110
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	1	17
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	1	9
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 3	R$ 2